--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                (212) 830-5200

================================================================================










Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2002 through June 30, 2002.

The Delafield Fund's net asset value per share on June 30, 2002 was $20.50 as compared to $19.70 at December 31, 2001. The Fund had net assets of $215,711,618 and 1,518 active shareholders. The Fund registered an increase of 4.1% during the first-half year. The Fund held 64 companies, with the top ten holdings accounting for 29% of total net assets overall. Equity investments comprised 89% of the $215.7 million portfolio on June 30, 2002.

We thank you for your support and look forward to serving your needs.




Sincerely,



\s\J. Dennis Delafield                             \s\Vincent Sellecchia



J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2002
(UNAUDITED)

================================================================================

                                                                                                      Value
Common Stocks (88.66%)                                                        Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Building (0.65%)
Walter Industries, Inc.                                                       105,000           $     1,401,750
                                                                                                ---------------

Business Services (0.49%)
MPS Group, Inc. *                                                             125,000                 1,062,500
                                                                                                ---------------

Chemicals (9.74%)
Calgon Carbon Corporation                                                      50,000                   420,000
Cytec Industries Inc. *                                                        60,000                 1,886,400
Engelhard Corporation                                                         175,000                 4,956,000
FMC Corporation *                                                             125,000                 3,771,250
Ferro Corporation                                                             170,000                 5,125,500
Minerals Technologies Inc.                                                     55,000                 2,712,600
PolyOne Corporation                                                           190,000                 2,137,500
                                                                                                ---------------
                                                                                                     21,009,250
                                                                                                ---------------
Computer & Computer Services (0.62%)
Unisys Corporation *                                                          150,000                 1,350,000
                                                                                                ---------------

Consumer Products & Services (8.85%)
Bush Industries, Inc.                                                         176,000                 2,112,000
Furniture Brands International, Inc. *                                        200,000                 6,050,000
Harman International Industries, Incorporated                                  40,000                 1,970,000
ProQuest Company *                                                            150,000                 5,325,000
(The) Reader's Digest Association, Inc.                                       120,000                 2,247,600
Water Pik Technologies, Inc. *                                                110,000                 1,376,100
                                                                                                ---------------
                                                                                                     19,080,700
                                                                                                ---------------
Electronic Manufacturing Services (2.26%)
Celestica Inc. *                                                               55,000                 1,249,050
Flextronics International Ltd. *                                              150,000                 1,069,500
Jabil Circuit, Inc. *                                                          60,000                 1,266,600
Manufacturers' Services Limited *                                              75,000                   362,250
Solectron Corporation *                                                       150,000                   922,500
                                                                                                ---------------
                                                                                                      4,869,900
                                                                                                ---------------
Energy (7.71%)
Devon Energy Corporation                                                       90,000                 4,435,200
EnCana Corporation *                                                           50,000                 1,530,000
FMC Technologies, Inc. *                                                      275,000                 5,709,000
Forest Oil Corporation *                                                       65,000                 1,847,950
Petroleum Geo-Services Sponsored ADR *                                        200,000                   720,000
Universal Compression Holdings, Inc. *                                        100,000                 2,399,000
                                                                                                ---------------
                                                                                                     16,641,150
                                                                                                ---------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                     Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Financial Products & Services (2.61%)
Harland (John H.) Company                                                     200,000           $     5,640,000
                                                                                                ---------------

Food Processing (2.71%)
International Multifoods Corporation *                                        225,000                 5,850,000
                                                                                                ---------------

Industrial Distribution (3.16%)
MSC Industrial Direct Company, Inc. *                                         350,000                 6,825,000
                                                                                                ---------------

Industrial Products (16.88%)
AMETEK, Inc.                                                                  125,000                 4,656,250
Carlisle Companies, Incorporated                                               70,000                 3,148,600
Flowserve Corporation *                                                       200,000                 5,960,000
Honeywell International Inc.                                                  200,000                 7,046,000
Kennametal Inc.                                                               208,000                 7,612,800
(The) Manitowac Company, Inc.                                                  90,000                 3,194,100
Navistar International Corporation *                                           45,000                 1,440,000
Rockwell International Corporation                                            150,000                 2,997,000
UNOVA, Inc. *                                                                  55,000                   356,950
                                                                                                ---------------
                                                                                                     36,411,700
                                                                                                ---------------
Insurance (Property/Casualty) (0.32%)
Danielson Holding Corporation *                                               140,000                   688,800
                                                                                                ---------------

Metals/Mining (0.22%)
Commercial Metals Company                                                      10,000                   469,400
                                                                                                ---------------

Real Estate (1.75%)
Kimco Realty Corporation                                                      112,500                 3,767,625
                                                                                                ---------------

Retail (3.07%)
CVS Corporation                                                               105,000                 3,213,000
Dress Barn, Inc. *                                                            220,000                 3,403,400
                                                                                                ---------------
                                                                                                      6,616,400
                                                                                                ---------------
Technology (13.77%)
FileNET Corporation *                                                         214,000                 3,103,000
International Rectifier Corporation *                                         100,000                 2,915,000
Lightbridge, Inc. *                                                           235,000                 1,929,350
Mettler-Toledo International Inc. *                                            90,000                 3,318,300
Optimal Robotics Corporation *                                                300,000                 2,187,000
PerkinElmer, Inc.                                                             200,000                 2,210,000
Symbol Technologies, Inc.                                                     430,000                 3,655,000
Thermo Electron Corporation *                                                 273,000                 4,504,500
Waters Corporation *                                                          220,000                 5,874,000
                                                                                                ---------------
                                                                                                     29,696,150
                                                                                                ---------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                     Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Telecommunication Equipment (3.19%)
CommScope, Inc. *                                                            350,000            $      4,375,000
Corning Incorporated *                                                       125,000                     443,750
Scientific-Atlanta, Inc.                                                     125,000                   2,056,250
                                                                                                 ---------------
                                                                                                       6,875,000
                                                                                                 ---------------
Miscellaneous (10.66%)
Acuity Brands, Inc.                                                          200,000                   3,640,000
AT&T Corp.                                                                   250,000                   2,675,000
Delta Apparel, Inc.                                                           41,200                   1,106,220
Florida East Coast Industries, Inc.                                          100,000                   2,530,000
Invitrogen Corporation *                                                      75,000                   2,400,750
National Service Industries, Inc.                                            150,000                   1,350,000
Sensient Technologies Corporation                                            250,000                   5,690,000
Thomas Industries Inc.                                                       125,000                   3,600,000
                                                                                                 ---------------
                                                                                                      22,991,970
                                                                                                 ---------------
Total Common Stocks (Cost $160,001,273)                                                         $    191,247,295
                                                                                                 ---------------

                                                                                                      Value
Corporate Bonds (0.12%)                                                     Principal                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Machinery (0.12%)
Briggs & Stratton, 8.875%, due 03/15/11                                      250,000                    263,750
                                                                                                 --------------
Total Corporate Bonds (Cost $244,882)                                                           $       263,750
                                                                                                 --------------

Short-Term Investments (11.66%)                                               Face                    Value
Repurchase Agreements (11.66%)                                               Amount                  (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Securities Inc., 1.87%, due 07/01/02
 Repurchase proceeds $25,152,919 (Collateralized by $21,845,000,
 Treasury Bonds, 5.250% to 8.875%, due 05/15/17 to 02/15/29,             $25,149,000                 25,149,000
 value $25,654,204)
                                                                                                --------------
Total Short-Term Investments (Cost $25,149,000)                                                 $    25,149,000
                                                                                                 --------------
Total Investments (100.44%) (Cost $185,395,155+)                                                    216,660,045
Liabilities in Excess of Cash and Other Assets (-0.44%)                                         (       948,427)
                                                                                                 --------------
Net Assets (100.00%), 10,524,480 Shares Outstanding                                             $   215,711,618
                                                                                                 ==============
Net asset value, offering and redemption price per share                                        $         20.50
                                                                                                 ==============

*    Non-income producing.

+ Aggregate cost for federal income tax purposes is $185,525,662. Aggregate unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are $38,559,920 and $7,425,537, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
   Interest...................................................................          $         416,911
   Dividends (Net of $947 foreign tax withheld)...............................                    727,072
                                                                                         ----------------
      Total income............................................................                  1,143,983
                                                                                         ----------------
Expenses: (Note 2)
   Investment management fee..................................................                    873,090
   Administration fee.........................................................                    229,186
   Custodian expenses.........................................................                      7,651
   Shareholder servicing and related shareholder expenses.....................                     91,361
   Legal, compliance and filing fees..........................................                     43,902
   Audit and accounting.......................................................                     48,224
   Directors' fees and expenses...............................................                      6,079
   Other......................................................................                      1,957
                                                                                         ----------------
     Total expenses...........................................................                  1,301,450
     Less: Expenses paid indirectly...........................................          (           2,147)
                                                                                         ----------------
     Net expenses.............................................................                  1,299,303
                                                                                         ----------------
Net investment income (loss)..................................................          (         155,320)
                                                                                         ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.......................................                  7,045,036
Net change in unrealized appreciation (depreciation) of investments...........                  1,449,810
                                                                                         ----------------
      Net gain (loss) on investments..........................................                  5,595,226
                                                                                        (----------------)
Increase (decrease) in net assets from operations.............................          $       5,439,906
                                                                                         ================




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                               Six Months
                                                                                 Ended                  Year
                                                                             June 30, 2002              Ended
                                                                              (Unaudited)         December 31, 2001
                                                                               ---------          -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

 Net investment income (loss)......................................         $(   155,320)           $    417,685

 Net realized gain (loss) on investments...........................            7,045,036              10,588,630

 Net change in unrealized appreciation (depreciation)..............          ( 1,449,810)             24,609,083
                                                                          --------------             -----------

  Increase (decrease) in net assets from operations................            5,439,906              35,615,398

Distributions from:

 Net investment income.............................................                  -0-             (   417,685)

 Short-term realized gain..........................................                  -0-             ( 3,832,517)

 Long-term realized gain...........................................                  -0-             ( 6,859,094)

 Return of capital.................................................                  -0-             (     4,154)

Net increase (decrease) from:

 Capital share transactions (Note 3)...............................           10,224,931              76,830,139
                                                                          --------------             -----------

  Total increase (decrease).......................................            15,664,837             101,332,087

Net Assets:

 Beginning of period...............................................          200,046,781              98,714,694
                                                                          --------------             -----------

 End of period.....................................................         $215,711,618            $200,046,781
                                                                          ==============             ===========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================


1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b)   Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     c)   Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d)   General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") equal to .80% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Brokerage commissions paid during the period to the Reich & Tang Distributors, Inc., amounted to $113,273.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $54,911 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $2,147.

3. Capital Stock

At June 30, 2002, 20,000,000,000 shares of $.001 par value stock were authorized. Net assets at June 30, 2002, are comprised as follows:

Paid in capital...........................       $  177,684,742
Accumulated net realized gain (loss)......            6,917,306
Accumulated net investment income (loss)..       (      155,320)
Net unrealized appreciation (depreciation)           31,264,890
                                                 --------------
      Net assets...........................         215,711,618
                                                 ==============


Effective May 1, 2002, the Fund assesses a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. Included in the paid in capital are fees of $48,265 paid to the Fund during the period ended June 30, 2002.

Transactions in capital stock were as follows:

                                                   Six Months                               Year
                                                      Ended                                 Ended
                                                  June 30, 2002                       December 31, 2001
                                         -----------------------------          ------------------------------
                                             Shares           Amount               Shares             Amount
                                         ------------      -----------          ------------       -----------
Sold.................................       6,385,658     $ 133,214,447           7,126,407       $ 135,914,971
Issued on reinvestment of dividends..             -0-               -0-             548,382          10,810,241
Redeemed.............................   (   6,017,264)    ( 122,989,516)       (  3,765,321)      (  69,895,073)
                                         ------------     -------------         -----------        ------------
Net increase (decrease)..............         368,394     $  10,224,931           3,909,468       $  76,830,139
                                         ============     =============         ===========       =============


4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $80,336,945 and $43,883,042, respectively.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.   Financial Highlights


                                           Six Months                                   Year Ended
                                             Ended                                      December 31,
                                          June 30, 2002      -----------------------------------------------------------------
                                           (Unaudited)         2001          2000          1999          1998          1997
                                            ---------        ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)
Net asset value, beginning of period.....   $  19.70         $  15.80      $  14.07      $  13.06      $  14.88      $  13.49
                                            ---------        ---------     ---------     ---------     ---------     ---------
Income from investment operations:
   Net investment income.................   (   0.01)            0.06          0.07          0.09          0.12          0.21
Net realized and unrealized
   gains (losses) on investments.........       0.81             5.02          1.89          1.01      (   1.82)         2.42
                                            ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations.........       0.80             5.08          1.96          1.10      (   1.70)         2.63
                                            ---------        ---------     ---------     ---------     ---------     ---------
Less distributions:
   Dividends from net investment income..      --            (   0.06)     (   0.07)     (   0.09)     (   0.12)     (   0.21)
   Distributions from net realized gains
     on investments......................      --            (   0.12)     (   0.16)        --            --         (   1.03)
                                            ---------        ---------     ---------     ---------     ---------     ---------
Total distributions......................      --            (   1.18)     (   0.23)     (   0.09)     (   0.12)     (   1.24)
                                            ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...........   $  20.50         $  19.70      $  15.80      $  14.07      $  13.06      $  14.88
                                            =========        =========     =========     =========     =========     =========
Total Return.............................       4.06%(a)        32.18%        13.98%         8.40%     ( 11.47%)        19.66%
Ratios/Supplemental Data
Net assets, end of period (000)..........   $ 215,712        $ 200,047     $  98,715     $  85,528     $ 103,730     $ 146,624
Ratios to average net assets:
   Expenses, net of fees waived(b).......       1.19%(c)         1.25%         1.28%         1.25%         1.24%         1.29%
   Net investment income.................   (   0.14%)(c)        0.33%         0.52%         0.56%         0.83%         1.64%
   Management, administration and
    shareholder servicing fees waived           0.00%(c)         0.00%         0.00%         0.00%         0.16%         0.20%
   Expenses paid indirectly..............       0.00%(c)         0.01%         0.00%         0.00%         0.00%         0.00%
Portfolio turnover rate..................      25.43%           98.26%        99.53%       105.37%        81.56%        55.43%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                           Directors and Officers Information
                                                     June 30, 2002+


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                       Position(s)         Term of           Principal                 Number of           Other
   Name, Address1,      Held with          Office          Occupation(s)           Portfolios in Fund   Directorships
       and Age            Fund         and Length of       During Past                 Complex             held by
                                        Time Served          5 Years                 Overseen by          Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Dr. W. Giles Mellon,     Director           1993       Professor of Business       Director/Trustee of      N/A
Age 71                                                 Administration in the       eleven other
                                                       Graduate School of          portfolios
                                                       Management, Rutgers
                                                       University, with which he
                                                       has been associated since
                                                       1966.
---------------------- --------------- -------------- --------------------------  --------------------- -------------------
Robert Straniere, Esq.,  Director           1993       Owner, Straniere Law Firm   Director/Trustee of    WPG Funds
Age 61                                                 since 1980 and counsel at   eleven other             Group
                                                       Fisher, Fisher & Berger     portfolios
                                                       since 1995.
---------------------- --------------- -------------- --------------------------  --------------------- ------------------
Dr. Yung Wong,           Director           1993       Managing Director of        Director/Trustee of     N/A
Age 63                                                 Abacus Associates, an       eleven other
                                                       investment firm, since      portfolios
                                                       1996.
---------------------- --------------- -------------- -------------------------- ---------------------- ------------------

+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                       Directors and Officers Information
                                           June 30, 2002+ (continued)


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                        Position(s)        Term of      Principal Occupations(s)   Number of Portfolios      Other
   Name, Address1,       Held with        Office and          During Past            in Fund Complex     Directorships
       and Age             Fund           Length of             5 Years            Overseen by Director     held by
                                         Time Served                                    or Officer          Director

---------------------- --------------- -------------- ---------------------------  -------------------- ---------------------
Interested Directors/Officers:
---------------------- --------------- -------------- ---------------------------  -------------------- ---------------------
J. Dennis Delafield,   Chairman, CEO        1993       Managing Director of        No other portfolios        N/A
Age 66                 and Director2                   Reich & Tang Asset
                                                       Management, LLC ("RTAM,
                                                       LLC"), a registered
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1991.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Richard De Sanctis,    Treasurer and        1992       Executive Vice President,   Officer of sixteen         N/A
Age 45                 Assitant                        CFO and Treasurer of        other portfolios
                       Secretary                       RTAM, LLC. Associated
                                                       with RTAM, LLC since 1990.
---------------------- --------------- -------------- --------------------------- --------------------- ------------------
Steven W. Duff,        Executive Vice       1994       Manager and President of    Director/Trustee           N/A
Age 48                 President                       RTAM, LLC.  Associated      and/or Officer of
                                                       with RTAM, LLC since 1994.  sixteen other
                                                                                   portfolios
---------------------- --------------- -------------- --------------------------- --------------------- -----------------
Molly Flewharty,       Vice President       1987       Senior Vice President of    Officer of sixteen         N/A
Age 51                                                 RTAM, LLC.  Associated      other portfolios
                                                       with RTAM, LLC since 1977.
---------------------- --------------- -------------- --------------------------- --------------------- ------------------
Rosanne Holtzer,       Secretary and        1998       Senior Vice President of    Officer of sixteen         N/A
Age 37                 Assistant                       RTAM, LLC.  Associated      other portfolios
                       Treasurer                       with RTAM, LLC since 1986.

---------------------- --------------- -------------- --------------------------- --------------------- ------------------
Cleo Piperis,          Vice President       2001       Account Administrator of    No other portfolios        N/A
Age 26                                                 the Delafield Asset
                                                       Management Division of
                                                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1993.
---------------------- --------------- -------------- --------------------------- ------------------------- --------------
Vincent Sellecchia,    President            1993       Managing Director           No other portfolios        N/A
Age 50                                                 of RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1991.
---------------------- --------------- -------------- --------------------------- ------------------------- --------------

+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 J. Dennis Delafield is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Delafield Fund, Inc.

   600 Fifth Avenue
   New York, New York 10020

Manager

   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian

   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent

   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020



(GRAPHIC OMITTED)



DEL602S

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

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                                                              June 30, 2002

                                                        Delafield Fund, Inc


                                                          (GRAPHIC OMITTED)












                                                                SEMI-ANNUAL
                                                                (Unaudited)